RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES - CONTINGENT LIABILITIES (Details) ج.م. in Millions, $ in Millions, $ in Billions				1 Months Ended	12 Months Ended
	Apr. 27, 2016 action	May 14, 2012 EGP (ج.م.)	May 14, 2012 USD ($)	Mar. 31, 2011 EGP (ج.م.)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Feb. 24, 2016 EGP (ج.م.)	Jan. 18, 2016 EGP (ج.م.)	Jan. 18, 2016 USD ($)	May 14, 2012 USD ($)	Dec. 31, 2011 EGP (ج.م.)	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	May 31, 2010 EGP (ج.م.)	May 31, 2010 USD ($)
CONTINGENT LIABILITIES
Corporate income tax rate					25.00%	25.00%	25.00%	25.00%
Threshold value of other individual contingencies for disclosure | $					$ 5
Total value of all other individual contingencies above threshold other than amounts already disclosed | $					$ 107		$ 29
VEON - Securities Class Action
CONTINGENT LIABILITIES
Number of class action lawsuits filed against the company | action	2
GTH-License Fees Tax Litigation | GTH | ETA
CONTINGENT LIABILITIES
Additional tax liabilities																ج.م. 2,000	$ 113
Additional tax liabilities cancelled		ج.م. 2,000	$ 113
Reassessed income tax determined by Appellate Committee		ج.م. 323										$ 18
Income tax payable - Interest										ج.م. 429	$ 24
GTH-Iraqi Profits and Dividends Tax Litigation | GTH | ETA
CONTINGENT LIABILITIES
Final assessed income tax payable | ج.م.									ج.م. 505
Income tax payable - Principal | ج.م.									235
Income tax payable - Interest									ج.م. 270	ج.م. 258	$ 15
GTH-Iraqi Profits and Dividends Tax Litigation | OTIL | ETA
CONTINGENT LIABILITIES
Corporate income tax rate				20.00%
Additional tax liabilities				ج.م. 235									ج.م. 282	$ 16	$ 13
Catalyst
CONTINGENT LIABILITIES
Damages sought alleging breach of contract						$ 1.3	$ 1,034